Exhibit 99.7

Client Name:
Client Project Name:	PRKCM 2026-AFC5
Start - End Dates:	3/16/2026 - 7/08/2026
Deal Loan Count:	436

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	3
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				8

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.